BORROWING	12 Months Ended
Dec. 31, 2021
BORROWING
BORROWING

11.BORROWING

	As of December 31,
	2020	2021
Short-term debt:
East West Bank (1)	$—	$6,277

Long-term debt:
East West Bank (2)	—	2,000
(1)	The annum interest rate of borrowings from East West Bank was 6%. As of December 31, 2021, the Group’s short-term debt was with one-year maturity date.

The loan with amount of $6,277 was guaranteed by a wholly-owned subsidiary of Renren Inc, Qianxiang Shiji Technology Development (Beijing) Co., Ltd., a related party of the Group, covered by irrevocable standby letter of credit issued by East West Bank to Renren with Renren’s restricted cash pledged as security.

(2)	The annum interest rate of borrowings from East West Bank was 2.8%. The Group’s long-term debt matures on August 31, 2023.

The loan was under an irrevocable standby letter of credit issued by East West Bank to Renren in April 2019 with Renren’s restricted cash pledged as security.

Interest expenses were $3, $1 and $223 recorded in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2019, 2020 and 2021.